Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (21)	$ (29)
Write-offs	18	25
Additions to allowance for doubtful accounts	(19)	(17)
Allowance for doubtful accounts – ending	$ (22)	$ (21)